Business Acquisition (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Schedule of purchase price of components of business acquisition
The purchase price components are summarized in the following table:

Amount
Value of Spire shares issued (1)	$22,333
Cash consideration paid (2)	109,592
Less amount classified as post-combination expense (3)	(2,972)

Total purchase consideration	$128,953

(1)
Represents the fair value of 5,230,167 shares of Spire Class A common share transferred as of the November 30, 2021 (“acquisition date”) as consideration (based on the closing market price of $4.27 per share on the acquisition date) consisting of 4,984,225 shares issued for outstanding exactEarth shares, in addition to 100,047 and 145,895 shares to settle exactEarth stock options and restricted stock units (“RSU”), respectively.

(2)	Included in the cash consideration are:

a.	$97,454 for outstanding exactEarth shares,
b.	$8,888 cash settlement of exactEarth stock options, RSU and deferred stock units, and
c.	$3,250 related to acquisition fees of exactEarth paid by Spire upon the closing of the acquisition.

(3)
$2,972 was treated as post-combination expense in connection with the replacement of exactEarth’s outstanding equity awards. This amount has been reflected in the Consolidated Statement of Operations for the year ended December 31, 2021.

Schedule of Estimated Fair Value of Assets Acquired and Liabilities Assumed
The following table summarizes the preliminary estimated acquisition date fair value of the exactEarth assets acquired and liabilities assumed:

Amount

Cash and cash equivalents	$5,700
Account receivable	1,707
Contract assets	1,233
Prepaid expenses and other current assets	7,980
Property and equipment	19,991
Goodwill	52,986
Customer relationships	24,265
Intangible assets	19,356
Prepaid data rights, non-current	6,219
Investment in Myriota	4,563
Other long-term assets	261

Total assets acquired	144,261
Accounts payable	1,091
Accrued expenses	9,056
Contract liabilities	1,219
Long-term debt	3,895
Other long-term-liabilities	47

Total liabilities assumed	15,308

Net assets acquired	$128,953

Schedule of Purchase Price Allocation to Identifiable Finite-Lived Intangible Assets Acquired
The purchase price allocation to identifiable finite-lived intangible assets acquired was as follows:

	Estimated Useful Lives	Amount
Customer relationships	12 years	$24,265
Developed technology	12 years	13,790
Trade names	5 years	2,337
Backlog	1 years	3,229

Total intangible assets		$43,621

Schedule of Supplemental Unaudited Pro Forma Information
The unaudited pro forma results do not reflect any cost saving synergies from operating efficiencies or the effect of the incremental costs incurred from integrating exactEarth. Accordingly, these unaudited pro forma results are presented for informational purposes only and are not necessarily indicative of what the actual results of operations of the combined company would have been if the acquisitions had occurred at the beginning of the period presented, nor are they indicative of future results of operations:

	December 31,
	2021	2020
Net revenue	$61,497	$42,281
Net loss	$(18,629)	$(61,796)